EARNINGS PER COMMON SHARE (Details)	12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 CNY (¥) ¥ / shares shares	Mar. 31, 2014 CNY (¥) ¥ / shares shares	Mar. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net earnings	$ 3,719,265	¥ 23,055,720	¥ 27,276,435	¥ 23,207,990
Less: Dividends paid to participating securities | ¥		(693,728)		(525,049)
Net earnings attributable to participating securities | ¥			(509,201)
Net earnings available to common shareholders | ¥		¥ 22,361,992	¥ 26,767,234	¥ 22,682,941
Denominator for basic earnings per share:
Weighted average common shares outstanding	45,597,580	45,597,580	45,227,159	44,967,823
Plus: Incremental shares issuable upon exercise of share options			4,396	147,794
Denominator for diluted earnings per share	45,597,580	45,597,580	45,231,555	45,115,617
Basic earnings per common share | (per share)	$ 0.08	¥ 0.49	¥ 0.59	¥ 0.50
Diluted earnings per common share | (per share)	$ 0.08	¥ 0.49	¥ 0.59	¥ 0.50
Shares issuable under share options	3,885,667	3,885,667	3,914,667	1,134,742